Property and equipment	9 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment

6. Property and equipment

Property and equipment consists of (in thousands):

	March 31, 2022	June 30, 2021
Lab equipment	$1,144	$592
Software	1,574	1,534
Office equipment	121	84
Office furniture	35	35
Leasehold improvements	576	576
Construction in progress	79	—
Total	3,529	2,821
Less accumulated depreciation and amortization	(679)	(331)
	$2,850	$2,490

Depreciation expense was $0.1 million and $0.2 million for the three and nine months ended March 31, 2022, respectively. Depreciation expense was $0.05 million and $0.1 million for the three and nine months ended March 31, 2021, respectively.

As of March 31, 2022 and June 30, 2021, there was $1.1 million and $1.3 million, respectively, of unamortized capitalized software development costs. Amortization expense related to capitalized software development costs was $0.03 million and $0.1 million for the three and nine months ended March 31, 2022, respectively. Amortization expense related to capitalized software development costs was $0.03 million and $0.05 million for the three and nine months ended March 31, 2021, respectively.

As of March 31, 2022, the expected amortization expense for software for the next five years and thereafter is as follows:

2022 (remaining three months)	$33
2023	130
2024	130
2025	130
2026	130
Thereafter	567
$1,120